Note to cash flow statement - Changes in carrying amount of liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Note to cash flow statement
Liabilities from financial activities outstanding at beginning of period	€ (449.5)	€ (282.9)	€ (244.2)
Changes from financing cash flows
Increase in cash and cash equivalents in year, including net foreign exchange differences	890.8	160.6	291.0
(Decrease) in financial assets > 3 months	(277.2)	(646.1)	(774.0)
Decrease/(increase) in restricted cash	0.5	(0.3)	(22.8)
Net cash flow from (increase)/decrease in debt	(274.4)	322.9	393.7
Movement in net funds resulting from cash flows	338.7	(162.3)	(66.5)
Other changes
Translation on U.S. dollar denominated debt	19.7	(4.3)	27.8
Adjustment on initial application of IFRS 16 (net of tax)	(140.4)
Lease additions	(166.1)
Interest expense	(5.6)
Movement from other changes	(292.4)	(4.3)	27.8
Liabilities from financial activities outstanding at end of period	(403.2)	(449.5)	(282.9)
Cash and cash equivalents, financial assets and restricted cash	3,808.0	3,194.9	3,680.1
Total borrowings	(4,211.2)	(3,644.4)	(3,963.0)
Net debt	€ (403.2)	€ (449.5)	€ (282.9)